Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 30, 2012	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Dec. 30, 2012 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]
Long-term assets held for sale:
Property, plant and equipment, net		$ 623		$ 474
Total long-term assets held for sale		623	474	474	474
Long-Term Assets Held For Sale Impairment Charge [Abstract]
Impairment charge of property, plant and equipment classified as held for sale	$ 2,128			$ 2,041